Investment in Securities	9 Months Ended
Dec. 31, 2020
Investments Schedule [Abstract]
Investment in Securities
9.	Investment in Securities
Investment in securities as of March 31, 2020 and December 31, 2020 consists of the following:

	Millions of yen
	March 31, 2020	December 31, 2020
Equity securities *	¥492,902	¥537,485
Trading debt securities	7,431	2,748
Available-for-sale debt securities	1,631,185	1,893,060
Held-to-maturity debt securities	113,805	113,403

Total	¥2,245,323	¥2,546,696

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥269,056 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥81,347 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,471 million as of March 31, 2020 and December 31, 2020, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 18 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of December 31, 2019 were gains of ¥34,529 million and ¥22,522 million, respectively, for the nine and three months ended December 31, 2019. Net unrealized holding gains (losses) on equity securities held as of December 31, 2020 were gains of ¥67,858 million and ¥30,525 million, respectively, for the nine and three months ended December 31, 2020, which did not include net unrealized holding gains (losses) on the both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2020 and December 31, 2019, and for the nine and three months ended December 31, 2019 and 2020.

	Millions of yen
	March 31, 2020			Nine months ended December 31, 2019		Three months ended December 31, 2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,968	¥(13,428)	¥112	¥(38)	¥43	¥0	¥5

	Millions of yen
	December 31, 2020			Nine months ended December 31, 2020		Three months ended December 31, 2020
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥44,660	¥(13,252)	¥253	¥(961)	¥142	¥(187)	¥46
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2019 were losses of ¥7 million and ¥74 million, respectively, for the nine and three months ended December 31, 2019. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2020 were gain of ¥45 million and ¥41 million, respectively, for the nine and three months ended December 31, 2020.
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2020 and December 31, 2020, these investments were fair valued at ¥6,326 million and ¥4,471 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2020 and December 31, 2020, these investments were fair valued at ¥780 million and ¥1,406 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2020 and December 31, 2020, these investments were fair valued at ¥18,189 million and ¥2,895 million, respectively.
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2020 and December 31, 2020 are as follows:
March 31, 2020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥640,197	¥21,063	¥(7,315)	¥653,945
Japanese prefectural and foreign municipal bond securities	251,738	2,031	(3,414)	250,355
Corporate debt securities	595,625	8,727	(7,875)	596,477
CMBS and RMBS in the Americas	56,957	929	(9,214)	48,672
Other asset-backed securities and debt securities	92,363	3,267	(13,894)	81,736

	1,636,880	36,017	(41,712)	1,631,185

Held-to-maturity debt securities:
Japanese government bond securities and other	113,805	29,384	0	143,189

	¥1,750,685	¥65,401	¥(41,712)	¥1,774,374

December 31, 2020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥773,305	¥10,407	¥(29,643)	¥754,069
Japanese prefectural and foreign municipal bond securities	270,648	3,991	(2,299)	272,340
Corporate debt securities	725,795	11,610	(7,354)	730,051
CMBS and RMBS in the Americas	33,089	396	(2,515)	30,970
Other asset-backed securities and debt securities	103,141	3,875	(1,386)	105,630

	1,905,978	30,279	(43,197)	1,893,060

Held-to-maturity debt securities:
Japanese government bond securities and other	113,403	27,576	0	140,979

	¥2,019,381	¥57,855	¥(43,197)	¥2,034,039

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2020 and December 31, 2020, respectively:
March 31, 2020

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥116,967	¥(2,881)	¥165,642	¥(4,434)	¥282,609	¥(7,315)
Japanese prefectural and foreign municipal bond securities	143,563	(3,413)	219	(1)	143,782	(3,414)
Corporate debt securities	260,738	(4,643)	22,631	(3,232)	283,369	(7,875)
CMBS and RMBS in the Americas	30,830	(7,486)	5,768	(1,728)	36,598	(9,214)
Other asset-backed securities and debt securities	26,612	(3,759)	22,727	(10,135)	49,339	(13,894)

	¥578,710	¥(22,182)	¥216,987	¥(19,530)	¥795,697	¥(41,712)

December 31, 2020
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥410,619	¥(17,190)	¥178,497	¥(12,453)	¥589,116	¥(29,643)
Japanese prefectural and foreign municipal bond securities	92,069	(1,627)	12,666	(672)	104,735	(2,299)
Corporate debt securities	259,418	(5,185)	46,724	(2,169)	306,142	(7,354)
CMBS and RMBS in the Americas	21,814	(2,433)	1,914	(82)	23,728	(2,515)
Other asset-backed securities and debt securities	8,087	(169)	27,134	(1,217)	35,221	(1,386)

	¥792,007	¥(26,604)	¥266,935	¥(16,593)	¥1,058,942	¥(43,197)

Note: There was no allowance for credit losses for
available-for-sale
debt securities with gross unrealized losses as of December 31, 2020.
The number of investment securities that were in an unrealized loss position as of March 31, 2020 and December 31, 2020 were 678 and 574, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.
As of December 31, 2020, the amount of accrued revenues on
available-for-sale
debt securities was ¥6,183 million, which was included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of December 31, 2020.
Credit Losses Standard has been adopted since April 1, 2020.
For debt securities other than trading, before the adoption of Credit Losses Standard, in the case of the fair value being below the amortized cost, the Company and its subsidiaries assess whether the debt securities are other-than-temporarily impaired on the basis of all available information about the collectability. The Company and its subsidiaries do not consider debt securities other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt securities, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost. On the other hand, the Company and its subsidiaries consider debt securities other-than-temporarily impaired if any of the three conditions mentioned above are not met.
There were no other-than-temporary impairment losses recognized in other comprehensive income (loss) or earnings for the nine months ended December 31, 2019.
For debt securities other than trading securities, after the adoption of Credit Losses Standard, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost. As a result, available-for-sale
debt securities without any direct write-down recognized no allowance for credit losses for the nine months ended December 31, 2020, because no credit losses existed. Note, the Company and its subsidiaries do not intend to sell the available-for-sale
debt securities or it is not more likely than not that the Company and its subsidiaries will be required to sell the available-for-sale
debt securities before recovery of the amortized cost basis.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
For
available-for-sale
debt securities held as of December 31, 2019, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Beginning	¥2,102
Movement during the period	0

Ending	¥2,102

Millions of yen
Three months ended December 31, 2019
Beginning	¥2,102
Movement during the period	0

Ending	¥2,102

In addition, the
non-credit
loss component on the other-than-temporary impaired
available-for-sale
debt securities mentioned above is recognized in other comprehensive income (loss), net of applicable income taxes. These impairments included the amount of unrealized gains or losses for the changes in fair value of the available-for-sale
debt securities after recognition of other-than-temporary impairments in earnings. Unrealized gains and unrealized losses recorded in accumulated other comprehensive income (loss) on these available-for-sale
debt securities as of March 31, 2020 were not material.